Stock-Based Compensation - Schedule of Information about Share Options Outstanding (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 0.15
Outstanding, Range of exercise prices upper range limit	$ 0.86
Outstanding, Number outstanding (in Shares) | shares	9,396,260
Outstanding, Weighted average remaining contractual term	3 years 8 months 12 days
Outstanding, Weighted average exercise price	$ 0.8
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 11,652
Exercisable, Number Exercisable (in Shares) | shares	9,348,838
Exercisable, Weighted average remaining contractual term	3 years 8 months 8 days
Exercisable, Weighted Average exercise price	$ 0.8
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 11,596
Range of Exercise Prices Two [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 1.87
Outstanding, Number outstanding (in Shares) | shares	3,313
Outstanding, Weighted average remaining contractual term	5 years 9 months 10 days
Outstanding, Weighted average exercise price	$ 1.87
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 1
Exercisable, Number Exercisable (in Shares) | shares	3,313
Exercisable, Weighted average remaining contractual term	5 years 9 months 10 days
Exercisable, Weighted Average exercise price	$ 1.87
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 1
Range of Exercise Prices Three [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 2.1
Outstanding, Range of exercise prices upper range limit	$ 2.13
Outstanding, Number outstanding (in Shares) | shares	55,710
Outstanding, Weighted average remaining contractual term	6 years 6 months
Outstanding, Weighted average exercise price	$ 2.13
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	9,285
Exercisable, Weighted average remaining contractual term	6 years 6 months
Exercisable, Weighted Average exercise price	$ 2.13
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Four [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 2.39
Outstanding, Range of exercise prices upper range limit	$ 2.41
Outstanding, Number outstanding (in Shares) | shares	937,194
Outstanding, Weighted average remaining contractual term	6 years 4 months 2 days
Outstanding, Weighted average exercise price	$ 2.4
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	341,221
Exercisable, Weighted average remaining contractual term	5 years 9 months 14 days
Exercisable, Weighted Average exercise price	$ 2.39
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Five [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	196,625
Outstanding, Weighted average remaining contractual term	4 years 9 months 18 days
Outstanding, Weighted average exercise price	$ 4.99
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	141,002
Exercisable, Weighted average remaining contractual term	4 years 9 months 18 days
Exercisable, Weighted Average exercise price	$ 4.99
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Six [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	140,000
Outstanding, Weighted average remaining contractual term	4 years 3 months
Outstanding, Weighted average exercise price	$ 5.36
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	96,250
Exercisable, Weighted average remaining contractual term	4 years 3 months
Exercisable, Weighted Average exercise price	$ 5.36
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	85,380
Outstanding, Weighted average remaining contractual term	3 years 9 months 14 days
Outstanding, Weighted average exercise price	$ 7.58
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	85,380
Exercisable, Weighted average remaining contractual term	3 years 9 months 14 days
Exercisable, Weighted Average exercise price	$ 7.58
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	3 years 8 months 15 days
Outstanding, Weighted average exercise price	$ 9.07
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	3 years 8 months 15 days
Exercisable, Weighted Average exercise price	$ 9.07
Exercisable, Aggregate intrinsic value (in Dollars) | $